Income Taxes - Deferred tax assets and liabilities (FY) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Deferred tax assets:
Net operating loss carryforwards	$ 105,425	$ 94,923
Research and development credits	55,020	50,842
Collaboration and license agreement	2,832	3,422
Capitalized research and development	46,041	59,803
Share-based compensation	4,329	5,863
Accrued expenses and other	4,581	1,404
Operating lease liabilities	6,520	7,560
Depreciation and amortization	1,048	461
Total gross deferred tax assets before valuation allowance	225,796	224,278
Valuation allowance	(222,752)	(219,833)
Net deferred tax assets	3,044	4,445
Deferred tax liabilities:
Right of use assets - operating leases	(3,044)	(4,445)
Total deferred tax liabilities	(3,044)	(4,445)
Net deferred taxes	0	0
Valuation allowance increased	$ 2,900	$ 19,100